Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2017
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

	2017	2016	2015
Interest expense	62,343	41,451	32,065
Less: Interest capitalized	(445)	(4,015)	(3,430)

Interest expense, net	61,898	37,436	28,635
Interest swaps termination cash settlements	(3,685)	—	—
Interest swap cash settlements non-hedging	—	1,086	2,201
Bunkers swap and call options cash settlements	(2,547)	(128)	7,427
Bunker call options premium	216	266	1,414
Amortization of loan fees	4,152	1,742	1,268
Bank charges	164	143	137
Finance project costs expensed	—	—	1,261
Change in fair value of non-hedging financial instruments	(3,359)	(4,672)	(9,116)
Net gain on the prepayment of a loan	—	—	(3,208)

Net total	56,839	35,873	30,019